Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Prepaid Expense and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2011 and 2010:

(in thousands)	2011	2010
Prepaid expenses	$27,832	$24,061
Amounts held in escrow in connection with acquisitions	7,026	27,006
Value added tax	9,488	7,039
Other receivables	14,709	6,296
	$59,055	$64,402